Annual Operating Expenses - FidelityEmergingMarketsDiscoveryFund-AMCIZPRO - FidelityEmergingMarketsDiscoveryFund-AMCIZPRO - Fidelity Emerging Markets Discovery Fund	Dec. 30, 2023
Fidelity Advisor Emerging Markets Discovery Fund - Class A
Operating Expenses:
Management fee	0.82%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.32%	[1]
Total annual operating expenses	1.39%
Fidelity Advisor Emerging Markets Discovery Fund - Class C
Operating Expenses:
Management fee	0.82%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.33%	[1]
Total annual operating expenses	2.15%
Fidelity Advisor Emerging Markets Discovery Fund - Class M
Operating Expenses:
Management fee	0.82%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.32%	[1]
Total annual operating expenses	1.64%
Fidelity Advisor Emerging Markets Discovery Fund - Class I
Operating Expenses:
Management fee	0.82%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.30%
Total annual operating expenses	1.12%
Fidelity Advisor Emerging Markets Discovery Fund - Class Z
Operating Expenses:
Management fee	0.82%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.17%
Total annual operating expenses	0.99%

[1]	AAdjusted to reflect current fees.